Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share

	Six Months Ended
	30 June,
(in millions of $ except for shares and EPS)	2026	2025
Profit for the period	$838	$415
Weighted average number of shares outstanding	62,185,445	61,034,202
Basic profit per share (in $)	13.47	6.80
Weighted average number of shares outstanding for purpose of diluted profit per share	64,409,488	65,653,007
Diluted profit per share (in $)	13.00	6.32